RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Agreements and Transactions in the Consolidated Statements of Income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2025	2024	2023
Revenues
Power purchase and revenue agreements	$18	$—	$14
Development services	23	—	—
	$41	$—	$14

Other income
Gain on disposition	$—	$23	$—
Interest and other investment income	19	—	—
Distribution income	—	3	8
	$19	$26	$8

Direct operating costs
Other related party services	$(22)	$(12)	$(5)

Interest expense
Borrowings	$(189)	$(63)	$(35)
Contract balance accretion	(31)	(30)	(26)
	$(220)	$(93)	$(61)

Other
Other related party services (expense) income	$—	$5	$3
Financial instrument gain	1	3	21
	$1	$8	$24

Management service costs	$(223)	$(204)	$(205)

Current income tax
Investment tax credits	$19	$131	$—

Summary of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2025	2024
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$74	$65
Due from related parties
Amounts due from	Brookfield(1)	511	573
	Equity-accounted investments and other	433	300
		944	873
Assets held for sale	Equity-accounted investments and other	—	125
Financial instrument assets	Brookfield	—	38

Non-current assets
Financial instrument assets	Brookfield	71	—
Other long-term assets
Contract asset	Brookfield	209	250
Due from related parties	Equity-accounted investments and other	12	8

Current liabilities
Contract Liability	Brookfield	63	47

Due to related parties
Amounts due to	Brookfield(2)	4,427	4,005
	Equity-accounted investments and other	2,476	684
	Brookfield Wealth Solutions	123	123
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	45	43
		7,071	4,855
Liabilities held for sale	Equity-accounted investments	9	31

Non-current liabilities
Financial instrument liabilities	Brookfield	—	13
	Brookfield Wealth Solutions	49	1
Due to related parties
Amounts due to	Brookfield	21	309
	Brookfield Wealth Solutions	627	225
	Equity-accounted investments and other	45	58
		693	592
Corporate borrowings	Brookfield Wealth Solutions	7	7

Non-recourse borrowings	Brookfield Wealth Solutions	58	65
Other long-term liabilities
Contract liability	Brookfield	679	686
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	11	10
(1)Includes receivables of $378 million (2024: $376 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $397 million (2024: $32 million), $511 million (2024: $87 million), and $2,454 million (2024: $3,493 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund, and Brookfield Global Transition Fund II credit facilities, respectively.